Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional Financial Information [Abstract]
Interest	$ 8,818	$ 6,622	$ 5,696
Income taxes, net of refunds	$ (354)	$ 2,006	$ 3,721